UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pershing Square Capital Management, L.P.
Address: 888 Seventh Avenue
         42nd Floor
         New York, New York  10019

13F File Number:  28-11694

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William A Ackman
Title: Managing Member of PS Management GP, LLC, the General Partner of the Institutional Investment Manager filing this report
Phone:     212-813-3700

Signature, Place, and Date of Signing:

     William A Ackman     New York, NY/USA     February 14, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Confidential information has been omitted from this Form 13F report and filed separately with the Commission.

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     25

Form13F Information Table Value Total:     $5,837,871 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-11695                      Pershing Square GP, LLC

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AUTOMATIC DATA PROCESSING IN   COM              053015103    40784   881248 SH       SOLE                   881248        0        0
AUTOMATIC DATA PROCESSING IN   COM              053015103    24227   523485 SH       SHARED  1                   0   523485        0
BORDERS GROUP INC              COM              099709107       72    79533 SH       SHARED  1                   0    79533        0
BORDERS GROUP INC              COM              099709107     9469 10518447 SH       SOLE                 10518447        0        0
CITIGROUP INC                  COM              172967101   257900 54524253 SH       SHARED  1                   0 54524253        0
CITIGROUP INC                  COM              172967101   435113 91990034 SH       SOLE                 91990034        0        0
CORRECTIONS CORP AMER NEW      COM NEW          22025y407    91458  3649571 SH       SHARED  1                   0  3649571        0
CORRECTIONS CORP AMER NEW      COM NEW          22025y407   104697  4177859 SH       SOLE                  4177859        0        0
FORTUNE BRANDS INC             COM              349631101   486653  8077222 SH       SHARED  1                   0  8077222        0
FORTUNE BRANDS INC             COM              349631101   517633  8591414 SH       SOLE                  8591414        0        0
GENERAL GROWTH PPTYS INC NEW   COM              370023103   595405 38462871 SH       SOLE                 38462871        0        0
GENERAL GROWTH PPTYS INC NEW   COM              370023103   487665 31502915 SH       SHARED  1                   0 31502915        0
GENERAL MTRS CO                COM              37045v100   166160  4507856 SH       SOLE                  4507856        0        0
GENERAL MTRS CO                COM              37045v100    98781  2679884 SH       SHARED  1                   0  2679884        0
GREENLIGHT CAPITAL RE LTD      CLASS A          G4095J109     2444    91144 SH       SHARED  1                   0    91144        0
GREENLIGHT CAPITAL RE LTD      CLASS A          G4095J109     4259   158856 SH       SOLE                   158856        0        0
HOWARD HUGHES CORP             COM              44267d107   104587  1921843 SH       SHARED  1                   0  1921843        0
HOWARD HUGHES CORP             COM              44267d107    89585  1646174 SH       SOLE                  1646174        0        0
KRAFT FOODS INC                CL A             50075N104   163767  5197313 SH       SHARED  1                   0  5197313        0
KRAFT FOODS INC                CL A             50075N104   449735 14272776 SH       SOLE                 14272776        0        0
PENNEY J C INC                 COM              708160106   134303  4156700 SH  CALL SOLE                  4156700        0        0
PENNEY J C INC                 COM              708160106   548787 16985050 SH       SHARED  1                   0 16985050        0
PENNEY J C INC                 COM              708160106   579448 17934021 SH       SOLE                 17934021        0        0
TARGET CORP                    COM              87612E106   279430  4647099 SH       SOLE                  4647099        0        0
TARGET CORP                    COM              87612E106   165509  2752523 SH       SHARED  1                   0  2752523        0